First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.7%
	Arizona – 3.3%
$780,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/39	$903,123
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	855,150
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	458,763
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,370,791
500,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of Lv Aliante & Skye Canyon Campus Proj, Ser A (a)	4.00%	12/15/41	542,836
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	568,871
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	566,382
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,108,913
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	118,125
205,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	207,302
				6,700,256
	California – 5.3%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	501,687
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	245,278
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	259,418
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	518,920
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	794,852
125,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/28	143,085
135,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/29	155,611
1,400,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/41	1,547,517
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	654,698
465,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/46	510,301
1,375,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate Ref, Ser A, AMT	4.00%	05/15/44	1,582,635
1,000,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,161,085
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	348,885
235,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/29	268,400
285,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/34	319,339
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	443,494
1,000,000	Sacramento CA Spl Tax	4.00%	09/01/41	1,133,478
				10,588,683
	Colorado – 14.1%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,185,036
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,076,059
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	587,405
1,030,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	1,142,270
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	806,928

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	$168,375
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,089,655
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	980,279
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	572,377
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	543,786
1,700,000	Elbert & Highway 86 CO Commercial Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,846,795
1,000,000	Elbert & Highway 86 CO Commercial Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	1,076,713
650,000	Highlands Met Dist #1 CO	4.00%	12/01/31	672,010
540,000	Highlands Met Dist #1 CO	5.00%	12/01/41	580,183
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	980,040
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	542,417
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	610,338
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	949,900
1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	1,082,034
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	584,181
500,000	Peak Met Dist #1 CO, Ser A (a)	4.00%	12/01/35	533,546
500,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	552,077
900,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	972,080
1,500,000	Pueblo CO Urban Renewal Auth Tax Incr Rev Auth Evraz Proj Tax Incr Rev, Ser A, CIBS (a)	4.75%	12/01/45	1,679,324
500,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/27	616,708
325,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/28	409,382
300,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	384,564
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	585,211
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	1,094,269
1,000,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,103,679
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	540,985
1,200,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,330,709
650,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/40	717,482
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	801,642
				28,398,439
	Connecticut – 2.2%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	314,153
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	594,266
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	293,749
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	288,480
1,500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,726,095
1,000,000	Univ of CT CT, Ser A	5.00%	11/01/35	1,256,246
				4,472,989
	Delaware – 0.3%
562,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	614,665

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia – 0.9%
$1,500,000	DC Rev Rocketship DC Oblig Grp, Ser A (a)	5.00%	06/01/51	$1,711,382
	Florida – 9.0%
300,000	Capital Region FL CDD Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	304,648
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	226,324
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	359,188
1,500,000	Capital Trust Agy FL Rev Sr Edu Growth Fund LLC Chrtr Sch Port Proj, Ser A-1 (a)	5.00%	07/01/56	1,691,970
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	714,485
1,000,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	1,031,620
580,000	Epperson Ranch CDD FL Capital Impt Rev, Ser A-1	5.00%	11/01/28	624,633
2,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	2,080,000
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	4.00%	05/01/40	1,063,164
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	98,600
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,290,585
200,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	216,397
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	249,174
1,000,000	Palm Beach Cnty FL Rev Lynn Univ Hsg Proj, Ser A	5.00%	06/01/57	1,011,800
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	534,310
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,596,163
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	276,021
1,000,000	Seminole Cnty FL Indl Dev Auth Ref Legacy Pointe at UCF Proj, Ser A	5.00%	11/15/29	1,020,163
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	568,497
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	4.00%	06/15/51	1,042,250
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	771,177
1,000,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	4.00%	05/01/52	1,033,317
230,000	Villamar CDD FL Spl Assmnt (b)	4.00%	05/01/29	246,292
				18,050,778
	Georgia – 1.4%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	1,166,838
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	59,458
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	534,686
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (a)	5.00%	01/01/36	584,944
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	502,756
				2,848,682
	Guam – 0.6%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	281,882
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	241,566
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	609,274
				1,132,722

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho – 0.1%
$260,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	$265,608
	Illinois – 6.0%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	271,560
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	358,138
1,250,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/36	1,545,711
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	1,240,115
250,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	309,648
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	102,085
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	491,611
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	451,991
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,525
515,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	481,093
360,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	373,308
100,000	IL St	5.00%	04/01/24	112,450
500,000	IL St	5.50%	05/01/26	608,282
200,000	IL St	5.00%	06/01/27	237,580
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	289,512
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	287,925
100,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	111,147
300,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	338,572
145,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	164,590
2,500,000	IL St, Ser C	5.00%	11/01/29	2,979,625
650,000	IL St, Ser D	5.00%	11/01/24	739,959
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	512,483
				12,027,910
	Indiana – 3.3%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,420,782
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,018,912
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	257,540
1,500,000	IN St Fin Auth Envrnmntl Rev Ref US Steel Corporation Proj, Ser A	4.13%	12/01/26	1,633,427
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	752,347
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	223,729
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	611,645
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	710,671
				6,629,053
	Iowa – 1.1%
2,000,000	Tobacco Settlement Auth LA Tobacco Settlement Rev Ref Subordinate Sr, Class 2, Ser B-1	4.00%	06/01/49	2,296,421
	Kansas – 0.6%
1,175,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,187,736

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky – 0.4%
$750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	$836,617
	Louisiana – 1.6%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	255,288
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,082,760
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,292,015
500,000	Saint James Parish LA Rev Variable NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	636,006
				3,266,069
	Maryland – 2.4%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	182,830
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	192,535
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	209,450
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	197,971
1,000,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	1,160,234
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	1,103,036
1,150,000	MD St Econ Dev Corp Student Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,380,869
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Healthcare	4.00%	01/01/38	334,717
				4,761,642
	Massachusetts – 1.5%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,311,739
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	565,932
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Student Hsg Proj	5.00%	10/01/48	1,090,297
				2,967,968
	Michigan – 1.0%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	338,826
860,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/38	1,049,023
635,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/46	709,602
				2,097,451
	Minnesota – 0.4%
350,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/28	435,041
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	155,627
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	114,833
				705,501
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	86,593
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,546
				98,139
	Nevada – 1.2%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	371,151
210,000	North Las Vegas NV Loc Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	234,840
700,000	NV Dept of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/37	767,536

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	$1,030,160
				2,403,687
	New Hampshire – 0.8%
1,000,000	National Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,037,816
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	572,496
				1,610,312
	New Jersey – 3.5%
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	1,228,110
500,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/36	587,983
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	115,755
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	815,852
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	629,047
1,500,000	NJ St Transprtn Trust Fund Auth Ref, Ser A	4.00%	06/15/36	1,776,001
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	621,399
1,000,000	Tobacco Settlement Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,171,786
				6,945,933
	New York – 7.6%
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (a)	5.00%	07/01/40	1,512,312
1,500,000	Huntington NY Loc Dev Corp Rev Fountaingate Garden Proj, Ser A	5.25%	07/01/56	1,590,522
425,000	Met Transprtn Auth NY Rev Ref, Ser C-2A	4.00%	11/15/38	472,042
1,250,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,284,034
2,000,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured, Ser C-1	4.00%	11/01/40	2,341,632
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	571,784
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,277,063
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,251,447
400,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/31	516,403
450,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/32	578,689
450,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	576,985
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	2,189,187
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	112,644
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	970,628
				15,245,372
	North Carolina – 1.0%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,166,817
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	765,084
				1,931,901

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio – 6.1%
$750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	$972,638
3,500,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,934,622
415,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/32	498,742
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	830,892
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,287,803
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,126,940
750,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	4.00%	02/01/36	879,759
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	496,408
2,000,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	2,266,273
				12,294,077
	Oklahoma – 1.1%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	178,918
2,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	2,020,671
				2,199,589
	Oregon – 1.1%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	317,176
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	542,528
1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	1,435,393
				2,295,097
	Pennsylvania – 4.9%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	371,751
1,280,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,395,397
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	108,012
240,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Univ Proj Ref, Ser TT1	4.00%	05/01/36	272,616
250,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	286,035
515,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	580,433
300,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/37	331,711
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	275,590
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,849,459
665,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	747,516
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	429,179
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,880
900,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/40	1,051,529
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	237,999
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	140,907
1,595,000	Wilkes-Barre PA Area Sch Dist, BAM	4.00%	04/15/49	1,821,431
				9,911,445

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 1.6%
$250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	$260,088
297,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	325,394
1,195,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Ser A-1, CABS	(c)	07/01/33	865,833
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,704,954
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	149,109
				3,305,378
	South Carolina – 0.7%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	480,759
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	241,706
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	636,007
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	140,016
				1,498,488
	Tennessee – 1.6%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	27,342
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	516,175
1,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 09/01/28)	4.00%	12/01/51	1,186,762
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	533,833
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	888,612
				3,152,724
	Texas – 3.8%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,058
420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	431,915
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,479,065
125,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	148,001
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	278,475
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	564,118
375,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	395,783
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera On Lake Travis, Ser B (a)	4.88%	09/01/50	1,326,867
445,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	459,821
1,285,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/39	1,617,144
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	309,890
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	215,223
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	281,378
				7,561,738

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 1.1%
$1,000,000	Med Sch Campus Pub Infrastructure Dist UT, Ser A (a)	5.25%	02/01/40	$1,034,901
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain West Montessori Academy Proj, Ser A (a)	5.00%	06/15/39	535,480
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	736,868
				2,307,249
	Virginia – 0.4%
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/34	535,229
300,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.38%	01/01/39	308,982
				844,211
	Washington – 2.6%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	645,363
1,000,000	WA St Convention Ctr Pub Facs Dist Junior Lodging Tax Notes Green Bond	4.00%	07/01/31	1,140,128
230,000	WA St Healthcare Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	270,359
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	1,136,519
245,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/33	323,231
855,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (a)	4.00%	12/01/40	1,014,996
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (a)	5.00%	07/01/50	790,714
				5,321,310
	West Virginia – 0.5%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Resources Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,026,786
	Wisconsin – 1.5%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	4.00%	06/15/30	516,668
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	5.00%	06/15/40	923,755
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Academy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	527,687
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	531,076
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	415,938
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	191,423
				3,106,547

Total Investments – 96.7%	194,620,555
(Cost $182,875,265) (e)
Net Other Assets and Liabilities – 3.3%	6,624,468
Net Assets – 100.0%	$201,245,023

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	18	Jun 2021	$ (2,830,500)	$3,844
U.S. Treasury Ultra 10-Year Notes	Short	31	Jun 2021	(4,511,953)	37,890
Total Futures Contracts				$(7,342,453)	$41,734

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $53,437,013 or 26.6% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,900,417 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $113,393. The net unrealized appreciation was $11,787,024. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
CIBS	Current Interest Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows:
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 194,620,555	$ —	$ 194,620,555	$ —
Futures Contracts	41,734	41,734	—	—
Total	$ 194,662,289	$ 41,734	$ 194,620,555	$—

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$111.86	$201,771	$223,729	0.11%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	111.39	250,000	278,475	0.14
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	445,000	103.33	441,535	459,821	0.23
				$893,306	$962,025	0.48%